787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 15, 2011

VIA EDGAR

Linda Stirling

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds

File Nos. 333-153445 and 811-22235

Post-Effective Amendment No. 24

Dear Ms. Stirling:

On behalf of the AQR Multi-Strategy Alternative Fund (the “Fund”), a series of the AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment (the “Amendment”) No. 24 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on July 17, 2011. We have reviewed the Amendment and represent that it does not contain disclosures which would render them ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by Linda Stirling of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Tuesday, June 14, 2011, regarding Post-Effective Amendment No. 21 to the Trust’s Registration Statement filed with the Commission on May 3, 2011. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Fund. The Fund’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

NEW YORK    WASHINGTON, DC    PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS

July 15, 2011

Summary Prospectus

Comment 1	Investment Objective: Please explain the concept of “absolute returns.”

Response	The following disclosure has been added:

The use of the term “positive absolute return” is intended to distinguish the Fund’s investment objective from the relative returns sought by many other mutual funds. Funds seeking relative returns are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their investment objectives, their investment returns may be positive or negative and will tend to reflect the general direction of the securities markets. A “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods.

Comment 2	Fee Table – Other Expenses of the Subsidiary: Please include “Other Expenses of the Subsidiary” in the “Other Expenses” line item. This should not be a separate line item.

Response	The requested change has been made. “Other Expenses of the Subsidiary” is now included in the “Other Expenses” line item.

Comment 3	Fee Table — Acquired Fund Fees and Expenses: Please confirm whether the Fund needs to provide a line item for acquired fund fees and expenses.

Response	The Fund confirms that it does not need to provide a line item for acquired fund fees and expenses.

Comment 4	Fee Table – Footnote 2: The fee waiver must continue for at least a whole year from the date of the Prospectus. Please disclose in the footnote whether any fee waiver recapture provisions are in place.

Response	The disclosure has been amended to extend the fee waiver until May 1, 2013 and to disclose the fee waiver recapture provisions that are currently in place.

Comment 5	Principal Investment Strategies: Please confirm that all derivatives that are principal investment strategies of the Fund are listed by name in the first paragraph. Please clarify that the phrase “and other derivative products” is referring to derivatives used as part of the Fund’s non-principal investment strategies.

Response	The Fund confirms that all derivatives that are principal investment strategies of the Fund are listed by name in the first paragraph. The phrase “commodity

July 15, 2011

indices” has been changed to “commodities.” The phrase “and other derivative products” has been deleted.

Comment 6	Principal Investment Strategies: If writing credit default swaps is a principal investment strategy then please disclose.

Response	The Fund does not write or sell credit default swaps. The “Credit Default Swap Agreements Risk” factor has been amended to clarify that the Fund does not write or sell credit default swaps.

Comment 7	Principal Investment Strategies: The statement “The Fund will not invest in hedge funds and is not designed to match the performance of any hedge fund index” should be deleted because it is not a principal investment strategy to not invest in something.

Response	The requested change has been made.

Comment 8	Principal Investment Strategies: The Fund discloses that it will engage in short selling. Please confirm that all short selling expenses such as Dividends Paid on Stock Shorted are disclosed in the fee table.

Response	The Fund confirms that all short selling expenses are disclosed in the expense estimates contained in the fee table. A separate line item for dividend on short sale expense estimates has been included in the fee table.

Comment 9	Principal Investment Strategies: Please explain what the following sentence means in plain English: “Decisions are made based on a fundamental, research-driven process, where quantitative tools are applied to structure and rebalance portfolios and trade securities.” In particular, clarify the meaning of the phrases “fundamental, research-driven process” and “quantitative tools.”

Response	In light of Comment 11, the Fund has deleted this sentence. The manner in which the Fund is managed is adequately described in the Principal Investment Strategies section.

Comment 10	Principal Investment Strategies: Please clarify the meaning of “annualized volatility level.” Disclose the percentage that is currently blank. Also disclose the benchmark against which the Fund’s volatility is compared.

Response	The Fund has included a definition of “volatility” in the “Glossary” section of the Prospectus clarifying that volatility “is a statistical measure of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk.” The percentage has been disclosed. To improve investor understanding without adding investment jargon, we have included the approximate historical volatility of the common equity (e.g., the S&P 500 Index) and bond (e.g., the Barclays

July 15, 2011

Capital Aggregate Bond Index) markets over the past five years as a comparison to the target, annualized volatility level of the Fund. We believe that this will better enable investors to understand the expected volatility of the Fund over time.

Comment 11	Principal Investment Strategies: Please shorten the disclosure in the Principal Investment Strategies section.

Response	The Fund respectfully declines to make this change and respectfully submits that the length of the disclosure in the Principal Investment Strategies section is necessitated by the multiple strategies implemented by the Fund. The Fund has deleted certain disclosure, but the overall length of the section generally remains the same.

Cayman Subsidiary (the “Subsidiary”)

Comment 12	Please confirm that the Subsidiary’s expenses are included in the Fee Table.

Response	The Fund confirms that the expenses of the Subsidiary are included in the Fund’s fee table.

Comment 13	Please confirm that the Subsidiary is subject to the same requirements as the Fund with respect to portfolio investments, holdings, leverage, liquidity, brokerage, and timing and method of valuation.

Response	The Fund confirms that the Subsidiary is subject to these requirements. Investments of the Subsidiary will be valued the same as other assets of the Fund and the Subsidiary will invest consistent with the Prospectus. The Fund will measure liquidity on an aggregate basis, taking the Subsidiary’s holdings into account. When measuring leverage, the Fund and the Subsidiary will comply with the requirements of the 1940 Act.

Comment 14	Please confirm that the Subsidiary is subject to the oversight of the Fund’s Chief Compliance Officer.

Response	The Fund confirms that the Subsidiary is subject to the oversight of the Fund’s Chief Compliance Officer.

Comment 15	Please disclose the provider of investment management and other services to the Subsidiary.

Response	The Subsidiary will use the same investment adviser, custodian, administrator and auditor as the Fund. The requested disclosure has been added.

July 15, 2011

Comment 16	Please confirm that the financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s annual and semi-annual reports.

Response	The Subsidiary’s financial statements will be consolidated with the audited financial statements of the Fund and included in the Fund’s annual and semi-annual reports to Fund shareholders.

Comment 17	Please confirm that the Subsidiary will enter into an advisory agreement pursuant to Section 15(a) of the 1940 Act.

Response	AQR Capital Management, LLC, the Fund’s investment adviser, will provide investment advisory and administration services to the Subsidiary under an agreement that does not provide for an investment advisory fee. Since the Subsidiary is not required to be registered as an investment company, it is not required to enter into an advisory agreement that complies with Section 15(a). Nonetheless, the agreement will generally comply with Section 15(a), except that the agreement will not be initially approved by the Board of Trustees of the Trust; however, (i) the agreement will be initially approved by the Board of Directors of the Subsidiary, (ii) the agreement will be initially approved by the Fund as the sole shareholder of the Subsidiary, and (iii) both the Board of the Trust and the Board of the Subsidiary will approve annual continuations of the agreement. The compensation under the Subsidiary’s advisory agreement cannot be increased without approval of the Fund’s Board and a majority of the outstanding voting securities of the Fund (as defined in Section 2(a)(42) of the 1940 Act).

Comment 18	Please confirm that the Subsidiary will comply with Sections 10 and 16 of the 1940 Act with respect to the Directors of the Subsidiary.

Response	The Subsidiary will not comply with Sections 10 and 16 of the 1940 Act relating to the composition of its Board of Directors. Since it is not subject to the 1940 Act, it is not required to do so. To avoid additional complexity and expense, officers of the Fund will serve as the Board of Directors of the Subsidiary. Despite this structure, we do not consider any investor protections to be compromised. The Subsidiary is wholly-owned by the Fund and is under the complete control of the Fund, as its sole shareholder. The Subsidiary cannot take any extraordinary action without the approval of the Fund and its Board, which oversees the operations of the Subsidiary. The Directors of the Subsidiary are also officers of the Fund and are appointed by, and serve at the pleasure of, the Fund’s Board. As the Board of the sole shareholder of the Subsidiary, the Board of the Fund indirectly controls the activities of the Subsidiary and may remove the Directors of the Subsidiary in accordance with the Memorandum and Articles of Association of the Subsidiary. The operations of the Subsidiary are subject to the review and oversight of the Fund’s Chief Compliance Officer and the Fund’s compliance policies and procedures, which are approved and reviewed by the Fund’s Board. Independent Trustees currently comprise 75% of the Fund’s Board.

Comment 19	Please confirm that the Subsidiary will have the same custodian and auditor as the Fund.

Response	The Subsidiary will have the same custodian and auditor as the Fund. JPMorgan Chase Bank, N.A. will serve as the custodian of the assets for each of the Fund and the

July 15, 2011

Subsidiary. PricewaterhouseCoopers LLP will serve as the independent registered public accounting firm for the Fund and the Subsidiary.

Comment 20	Please confirm that the Subsidiary will consent to service of process and the examination of the Subsidiary’s books and records.

Response	The Fund confirms that the Subsidiary will consent to service of process and the examination of the Subsidiary’s books and records.

Comment 21	Please confirm that the Subsidiary’s Board of Directors will execute the Fund’s registration statement and post-effective amendments thereto.

Response	The Fund confirms that the Subsidiary’s Board of Directors will execute the Fund’s registration statement and post-effective amendments thereto, with respect only to the information that specifically relates to the Subsidiary.

Comment 22	Please confirm that the Fund will cover the full notional amount of a credit default swap sold by the Fund or the Subsidiary.

Response	The Fund does not write or sell credit default swaps (See response to Comment 6). If the Fund were to adopt a principal investment strategy to write or sell credit default swaps, for credit default swaps with physical settlement, the Fund will segregate an amount equal to the notional amount of the contract. For sales of protection under credit default swaps that are cash settled, which are marked to market daily, the Fund will segregate assets equal to the mark-to-market value of the obligation.

Statutory Prospectus

Comment 23	How the Fund Pursues its Investment Objective – Change in Objective: The disclosure states that shareholders will “normally receive at least 30 days’ written notice of any change in the Fund’s investment objective.” The staff takes the position that shareholders should receive at least 60 days’ written notice. Please change this notice period from 30 to 60 days.

Response	The Fund respectfully declines to make this change. While the Fund will provide at least 30 days written notice as is currently disclosed, the Fund does not believe that this notice requirement or disclosure is required by Form N-1A or any applicable rules under the 1940 Act in the context of this Fund. The Fund respectfully submits that many mutual funds whose investment objective or principal investment strategies are non-fundamental, such as the Fund, do not disclose how much notice they provide upon a change or disclose that they provide at least 30 days written notice.

Comment 24	Investing with the AQR Funds – General Redemption Policies: The second paragraph in this section states: “The Board of Trustees has adopted policies

July 15, 2011

and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities and periodic review of shareholder trading activity.” Item 11(e)(4)(iii) of Form N-1A requires a specific description of each of the Fund’s policies, procedures and restrictions for deterring frequent purchases and redemptions of Fund shares by Fund shareholders. The phrase “among other things” indicates that some of these policies, procedures and restrictions are not disclosed. Please specifically describe each of the Fund’s policies, procedures and restrictions for deterring frequent purchases and redemptions of Fund shares by Fund shareholders.

Response	The requested change has been made. The Fund has removed the phrase “among other things” from this disclosure.

Statement of Additional Information

Comment 25	Fundamental Policies: Fundamental investment restriction number 5 states that the Fund “May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.” For the Fund, please remove the word “physical” from this investment restriction.

Response	The requested change has been made.

* * * * * * * * * *

The Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Fund.

Please do not hesitate to contact me at (212) 728-8865 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Ryan P. Brizek
Ryan P. Brizek

cc:	Rose F. DiMartino, Esq. Brendan R. Kalb, Esq.

July 15, 2001

Nicole DonVito, Esq.